E&E ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
E&E ASSETS
Schedule of project and nature of expenditure

	Stockade	Lone	Kelly	Fourmile
	Mountain	Mountain	Creek	Basin	Total
Balance - December 31, 2025	$2,433,951	$1,941,225	$769,936	$—	$5,145,112
E&E expenditures:
Acquisition costs	25,000	—	—	—	25,000
Assays	293	—	—	—	293
Consulting	37,965	84,104	—	750	122,819
Field supplies and rentals	43	790	—	—	833
Field work	6,701	—	—	—	6,701
Geophysics	5,650	4,163	—	—	9,813
Government payments	3,364	—	—	—	3,364
Technical and assessment reports	22,431	525	—	—	22,956
Travel	473	1,806	—	88	2,367
Write-off of E&E assets	—	—	(769,936)	(838)	(770,774)
Total E&E expenditures	101,920	91,388	(769,936)	—	(576,628)
Balance - June 30, 2026	$2,535,871	$2,032,613	$—	$—	$4,568,484

Kelly Creek
E&E ASSETS
Schedule of minimum payments

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000	Paid
November 16, 2024	$25,000	Paid
May 16, 2025	$25,000	Paid
November 16, 2025	$25,000	Paid
May 16, 2026	$25,000	Paid
November 16, 2026 and every six months thereafter	$25,000

Lone Mountain
E&E ASSETS
Schedule of pre-production payments

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000	Paid
November 1, 2025	$30,000	Paid
November 1, 2026 and every year thereafter(1)	$40,000
(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

Schedule of required minimum annual E&E expenditures on the project / property

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	Completed
September 1, 2026	$300,000	Completed
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress
(1)	The work commitment terminates when $1,800,000 has been spent on the property.